Notes Payable (Details) - Schedule of Convertible Notes - Convertible Notes [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Notes [Line Items]
Convertible notes payable	$ 44,939	$ 57,252	$ 57,252
Less: Discount	(4,958)	(9,916)
Convertible notes payable, net	$ 39,981	$ 35,023	$ 37,419